Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of change in carrying value of redeemable class A common stock

	Shares	Dollars
Gross proceeds	17,309,719	$175,693,636
Less:	—
Proceeds allocated to the fair value of warrants	—	(11,760,676)
Class A common stock issuance costs and overallotment costs	—	(3,832,731)
Plus:
Remeasurement of carrying value to redemption value	—	15,593,409
Class A common stock subject to possible redemption - December 31, 2021	17,309,719	175,693,636
Sponsor deposits	—	3,780,526
Redemption and withdrawals	(13,769,910)	(143,462,986)
Remeasurement of carrying value to redemption value	—	5,016,618
Class A common stock subject to possible redemption – December 31, 2022	3,539,809	37,247,257
Remeasurement of carrying value to redemption value	—	745,006
Class A common stock subject to possible redemption – March 31, 2023	3,539,809	37,992,263
Redemption and withdrawals	(2,449,091)	(26,538,036)
Remeasurement of carrying value to redemption value	—	444,799
Class A common stock subject to possible redemption – June 30, 2023	1,090,718	11,899,026
Remeasurement of carrying value to redemption value	—	134,164
Class A common stock subject to possible redemption – September 30, 2023	1,090,718	$12,033,190

	Shares	Dollars
Gross proceeds	17,309,719	$175,693,636
Less:	—
Proceeds allocated to the fair value of warrants	—	(11,760,676)
Class A common stock issuance costs and overallotment costs	—	(3,832,731)
Plus:	—
Accretion of carrying value to redemption value	—	15,593,409
Class A common stock subject to possible redemption - December 31, 2021	17,309,719	175,693,636
Sponsor deposits	—	3,780,526
Redemption and withdrawals	(13,769,910)	(143,462,986)
Remeasurement carrying value to redemption value	—	5,016,618
Class A common stock subject to possible redemption – December 31, 2022	3,539,809	$37,247,257

Schedule of calculation of basic and diluted net income (loss) per common share

The following table reflects the calculation of basic and diluted net income per common share (in dollars, except per share amounts):

	For the Three Months		For the Nine Months
	Ended September 30, 2023		Ended September 30, 2023
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share
Numerator:
Allocation of net loss	$(690,565)	$(430,666)	$(655,249)	$(555,157)
Denominator:
Basic and diluted weighted average shares outstanding	3,803,176	2,371,823	3,949,868	3,346,509

Basic and diluted net loss per share	$(0.18)	$(0.18)	$(0.17)	$(0.17)

	For the Three Months		For the Nine Months
	Ended September 30, 2022		Ended September 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share
Numerator:
Allocation of net income	$1,906,751	$479,583	$5,782,101	$1,454,302
Denominator:
Basic and diluted weighted average shares outstanding	17,893,462	4,500,528	17,893,462	4,500,528

Basic and diluted net income per share	$0.11	$0.11	$0.32	$0.32

The following table reflects the calculation of basic and diluted net income per common share (in dollars, except per share amounts):

	For the Year
	Ended December 31,
	2022
	Class A	Class B
Basic and diluted net income per share
Numerator:
Allocation of net income	$5,593,607	$1,599,663
Denominator:
Basic and diluted weighted average shares outstanding	15,737,185	4,500,528

Basic and diluted net income per share	$0.36	$0.36

	For the
	Year Ended
	December 31, 2021
	Class A	Class B
Basic and diluted net income (per share
Numerator:
Allocation of net income	$4,718,886	$1,663,991
Denominator:
Basic and diluted weighted average shares outstanding	12,860,378	4,534,875

Basic and diluted net income per share	$0.37	$0.37